Investment in and Advances to Unconsolidated Joint Ventures	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Landsea Homes [Member]
Investment in and Advances to Unconsolidated Joint Ventures
6.	Investment in and Advances to Unconsolidated Joint Ventures

As of September 30, 2020 and December 31, 2019, the Company had ownership percentage interests of 51% and 25% in two unconsolidated joint ventures, LS-NJ Port Imperial JV LLC and LS-Boston Point LLC, and concluded that these joint ventures were VIEs. The Company concluded that it was not the primary beneficiary of the variable interest entities and, accordingly, accounted for these entities under the equity method of accounting. The Company's maximum exposure to loss is limited to the investment in the unconsolidated joint venture amounts included on the consolidated balance sheets.

The condensed combined balance sheets for the Company’s unconsolidated joint ventures accounted for under the equity method are as follows:

	September 30, 2020	December 31, 2019
	(dollars in thousands)
Cash and cash equivalents	$12,039	$6,159
Real estate inventories	48,489	98,811
Investment in unconsolidated joint venture	—	225
Other assets	25	339
Total assets	$60,553	$105,534

Accounts payable	$188	$1,892
Accrued expenses and other liabilities	3,550	2,957
Due to affiliates	647	482
EB-5 notes payable	7,000	21,000
Total liabilities	11,385	26,331
Members' capital	49,168	79,203
Total liabilities and members' capital	$60,553	$105,534

The condensed combined statements of operations for the Company’s unconsolidated joint ventures accounted for under the equity method are as follows:

	Nine Months Ended September 30,
	2020	2019
	(dollars in thousands)
Revenues	$28,409	$43,951
Cost of sales and expenses	(31,353)	(51,412)
Impairment of real estate inventories	(27,094)	(5,800)
Equity in earnings from unconsolidated joint ventures	—	3,621
Net (loss) income of unconsolidated joint ventures	(30,038)	(9,640)
Equity in net (loss) income of unconsolidated joint ventures (¹)	$(16,229)	$(7,498)

(1)	The equity in net (loss) income of unconsolidated joint ventures consists of the allocation of the Company's proportionate share of income or loss from the unconsolidated joint ventures of $15.3 million and $5.8 million loss, as well as $0.9 million and $1.7 million of amortization expense related to capitalized interest and other costs for the nine months ended September 30, 2020 and 2019, respectively.

For the nine months ended September 30, 2020 and 2019, one of the Company's unconsolidated joint ventures recorded impairment charges of $27.1 million and $5.8 million, respectively, related to slowing absorption and weaker pricing than expected. The impairment charges, based on the Company's ownership percentage of 51%, are $13.8 million and $3.0 million, respectively, and are reflected in the equity in net (loss) income of unconsolidated joint ventures line in the consolidated statements of operations.

6.	Investment in and Advances to Unconsolidated Joint Ventures

As of December 31, 2019 and 2018, the Company had ownership interests of 51% and 25% in two unconsolidated joint ventures, LS-NJ Port Imperial JV LLC and LS-Boston Point LLC, and concluded that these joint ventures were VIEs. The Company concluded that it was not the primary beneficiary of the variable interest entities and, accordingly, accounted for these entities under the equity method of accounting. The Company's maximum exposure to loss is limited to the investment in the unconsolidated joint venture amounts included on the consolidated balance sheets. The condensed combined balance sheets for the Company's unconsolidated joint ventures accounted for under the equity method are as follows:

	December 31,
	2019	2018
	(dollars in thousands)
Cash and cash equivalents	$6,159	$3,020
Restricted cash	—	5,000
Real estate inventories	98,811	148,387
Investment in unconsolidated joint venture	225	8,305
Other assets	339	656
Total assets	$105,534	$165,368

Accounts payable	$1,892	$5,358
Accrued expenses and other liabilities	2,957	1,852
Due to affiliates	482	6,879
EB-5 notes payable	21,000	35,000
Notes payable	—	16,902
Total liabilities	26,331	65,991
Members' capital	79,203	99,377
Total liabilities and members' capital	$105,534	$165,368

The condensed combined statements of operations for the Company's unconsolidated joint ventures accounted for under the equity method are as follows:

	Year Ended December 31,
	2019	2018	2017
	(dollars in thousands)
Revenues	$54,633	$73,587	$—
Cost of sales and expenses	(62,145)	(71,286)	(2,352)
Impairment of real estate inventories	(5,800)	—	—
Equity in earnings from unconsolidated joint ventures	1,087	33,314	34
Net (loss) income of unconsolidated joint ventures	$(12,225)	$35,615	$(2,318)
Equity in earnings (loss) from investment in unconsolidated joint ventures (1)	$(7,901)	$13,018	$(458)

(1)	The equity in net (loss) income of unconsolidated joint ventures consists of the allocation of the Company's proportionate share of income or loss from the unconsolidated joint ventures of $5.9 million loss, $17.8 million income, and $0.5 million loss as well as $2.0 million, $4.8 million, and $0.0 million of amortization expense related to capitalized interest and other costs for the years ended December 31, 2019, 2018, and 2017, respectively.

For the year ended December 31, 2019, one of the Company's unconsolidated joint ventures recorded an impairment charge of $5.8 million related to slowing absorption and weaker pricing than expected. The impairment charge, based on the ownership percentage of 51%, is $3.0 million and is reflected in the equity in net (loss) income of unconsolidated joint ventures line in the consolidated statements of operations. For the years ended December 31, 2018 and 2017, the unconsolidated joint ventures did not recognize any real estate inventory impairments.

LS Boston Point LLC [Member]
Investment in and Advances to Unconsolidated Joint Ventures

Note 2 - Investment in Non-Controlled Joint Ventures:

The Company held a 50% ownership interest in Fenway Point Partners LLC and Subsidiaries through December 4, 2018. The equity method of accounting is used on its balance sheets and statements of operations.

On December 4, 2018, the Company’s partnership interest in Fenway Point Partners LLC was redeemed for $50,764,158. Prior to the redemption, Fenway Point Partners LLC distributed the interest in its wholly owned subsidiary, Point Condo Holdings LLC, to its members. As of December 31, 2019, the Company holds a 50% ownership interest in Point Condo Holdings LLC.

The results of operations and financial position for Point Condo Holdings LLC for the period ended December 31, 2019, are summarized as follows.

2019
(unaudited)
Condensed income statement information:
Revenue	$26,488,198
Cost of sales	21,629,856
Net income	$2,984,523

The Company's share of net income	$1,087,482

Condensed balance sheet information:
Assets	$197,857

Liabilities
Accounts payable	$32,442
Point Condo Holdings LLC members' equity	165,415
Total liabilities and members' equity	$197,857

LS- Boston Point LLC's share of members' equity	$225,000

Note 2 - Investment in Non-Controlled Joint Ventures:

The Company held a 50% ownership interest in Fenway Point Partners LLC and Subsidiaries through December 4, 2018. The equity method of accounting is used on its balance sheets and statements of operations.

On December 4, 2018, the Company’s partnership interest in Fenway Point Partners LLC was redeemed for $50,764,158. Prior to the redemption, Fenway Point Partners LLC distributed the interest in its wholly owned subsidiary, Point Condo Holdings LLC, to its members. As of December 31, 2018, the Company holds a 50% ownership interest in Point Condo Holdings LLC.

The results of operations and financial position for Fenway Point Partners LLC and Subsidiaries for the period from January 1, 2018 through December 4, 2018 and for the year ended December 31, 2017 are summarized as follows:

	2018	2017
Condensed income statement information:
Revenue	$175,080,991	$278,160

Cost of Sales	$125,086,864	$-

Net income (loss)	$27,914,284	$(270,130)

The Company's share of net income (loss)	$11,457,359	$(135,065)

Condensed balance sheet information:
Assets	$598,381	$272,646,514

Liabilities	$12,971	$202,348,780
Fenway Point Partners LLC members' equity	585,410	70,297,734
Total liabilities and members' equity	$598,381	$272,646,514

LS-Boston Point LLC's share of members' equity	$-	$35,148,867

The results of operations and financial position for Point Condo Holdings LLC for the period ended December 31, 2018 are summarized as follows.

2018
Condensed income statement information:
Revenue	$2,450,000

Cost of Sales	$2,213,717

Net income	$32,802

The Company's share of net income	$-

Condensed balance sheet information:
Assets	$24,810,623

Liabilities	$101,143
Point Condo Holdings LLC members' equity	24,709,480
Total liabilities and members' equity	$24,810,623

LS-Boston Point LLC's share of members' equity	$9,838,556